Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Amounts owed for management fees	$ 4,408	$ 3,950
Fees incurred	$ 135,000	$ 120,000